As filed with the Securities and Exchange Commission on April 3, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
 (Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
 (Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
 (Name and address of agent for service)

(626) 304-9222
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.7%
	Consumer Discretionary - 11.8%
13,000	Adient PLC (a)	$825,370
4,100,000	Ascena Retail Group, Inc. (a)	19,721,000
73,200	Bed Bath & Beyond, Inc.	2,953,620
1,593,800	CarMax, Inc. (a)	106,322,398
2,634,600	Carnival Corp.	145,904,148
221,000	Comcast Corp. - Class A	16,667,820
98,000	Garmin Ltd.	4,732,420
1,088,900	L Brands, Inc.	65,562,669
595,382	Las Vegas Sands Corp.	31,305,186
10,000	McDonald’s Corp.	1,225,700
1,426,000	Ross Stores, Inc.	94,272,860
381,000	Royal Caribbean Cruises Ltd.	35,673,030
3,755,000	Sony Corp. - ADR	113,663,850
100,000	Tempur Sealy International, Inc. (a)	4,300,000
160,000	TJX Cos., Inc.	11,987,200
1,346,200	Tribune Media Co. - Class A	38,824,408
1,816,600	tronc, Inc.	24,088,116
230,000	V.F. Corp.	11,840,400
225,000	Walt Disney Co. (The)	24,896,250
57,933	Whirlpool Corp.	10,131,902
		764,898,347

	Consumer Staples - 1.0%
236,000	CVS Health Corp.	18,599,160
70,000	Kellogg Co.	5,089,700
150,000	PepsiCo, Inc.	15,567,000
370,000	Tyson Foods, Inc. - Class A	23,232,300
		62,488,160

	Energy - 0.9%
20,000	EOG Resources, Inc.	2,031,600
95,000	Exxon Mobil Corp.	7,969,550
45,000	National Oilwell Varco, Inc.	1,701,450
63,000	Range Resources Corp.	2,037,420
246,534	Schlumberger Ltd.	20,637,361
1,200,000	Southwestern Energy Co. (a)	10,812,000
751,300	Transocean Ltd.	10,495,661
		55,685,042

	Financials - 12.9%
75,000	American Express Co.	5,728,500
3,291,900	Charles Schwab Corp. (The)	135,757,956
387,963	CME Group, Inc.	46,974,560
213,400	CNA Financial Corp.	8,888,110
1,420,000	Discover Financial Services	98,377,600
3,294,400	JPMorgan Chase & Co.	278,805,072
484,950	Marsh & McLennan Cos., Inc.	32,986,299
281,600	Mercury General Corp.	17,811,200
469,800	Northern Trust Corp.	38,974,608
783,000	Progressive Corp. (The)	29,315,520
2,569,808	Wells Fargo & Co.	144,757,285
		838,376,710

	Health Care - 18.2%
1,125,900	Abbott Laboratories	47,028,843
225,000	AbbVie, Inc.	13,749,750
1,257,000	Agilent Technologies, Inc.	61,555,290
913,200	Amgen, Inc.	143,080,176
3,606,100	AstraZeneca PLC -ADR	98,194,103
329,400	Biogen, Inc. (a)	91,322,856
117,900	Boston Scientific Corp. (a)	2,836,674
3,140,000	Eli Lilly & Co.	241,874,200
266,735	GlaxoSmithKline PLC - ADR	10,485,353
111,600	Johnson & Johnson	12,638,700
499,600	Medtronic PLC	37,979,592
1,993,000	Merck & Co., Inc.	123,546,070
762,350	Novartis AG - ADR	56,352,912
1,077,391	PerkinElmer, Inc.	57,306,427
435,044	Roche Holding AG - CHF	102,435,705
344,000	Sanofi - ADR	14,028,320
437,000	Thermo Fisher Scientific, Inc.	66,594,430
33,000	Zimmer Biomet Holdings, Inc.	3,904,890
		1,184,914,291

	Industrials - 16.8%
1,300,000	AECOM (a)	48,009,000
1,453,500	Airbus Group SE - EUR	98,474,291
95,200	Alaska Air Group, Inc.	8,931,664
3,600,000	American Airlines Group, Inc.	159,300,000
45,000	Boeing Co. (The)	7,353,900
325,000	Caterpillar, Inc.	31,089,500
370,000	CSX Corp.	17,164,300
228,000	Curtiss-Wright Corp.	22,357,680
1,035,919	Deere & Co.	110,895,129
936,900	FedEx Corp.	177,177,159
103,950	Honeywell International, Inc.	12,299,364
566,400	Jacobs Engineering Group, Inc.	33,162,720
145,000	Johnson Controls International PLC	6,377,100
199,761	Matson, Inc.	7,123,477
275,000	Norfolk Southern Corp.	32,301,500
140,000	Pentair PLC	8,208,200
107,000	Republic Services, Inc.	6,139,660
807,200	Ritchie Bros. Auctioneers, Inc.	26,185,568
53,400	Rockwell Automation, Inc.	7,902,666
170,000	Safran S.A. - EUR	11,506,450
85,000	Siemens AG - EUR	10,666,865
3,868,500	Southwest Airlines Co.	202,361,235
361,300	United Parcel Service, Inc. - Class B	39,428,669
56,000	United Technologies Corp.	6,141,520
		1,090,557,617

	Information Technology - 28.7%
1,040,000	Activision Blizzard, Inc.	41,818,400
509,600	Adobe Systems, Inc. (a)	57,778,448
35,000	Alphabet, Inc. - Class A (a)	28,706,650
35,000	Alphabet, Inc. - Class C (a)	27,887,650
651,800	Analog Devices, Inc.	48,845,892
1,690,000	Applied Materials, Inc.	57,882,500
2,977,700	Cisco Systems, Inc.	91,474,944
750,000	Corning, Inc.	19,867,500
80,553	Dell Technologies Inc - Class V (a)	5,074,034
675,000	Diebold, Inc.	18,360,000
3,256,000	eBay, Inc. (a)	103,638,480
7,515,600	Hewlett Packard Enterprise Co.	170,453,808
8,229,800	HP, Inc.	123,858,490
1,474,600	Intel Corp.	54,294,772
1,749,000	Keysight Technologies, Inc. (a)	64,835,430
1,229,500	KLA-Tencor Corp.	104,642,745
8,801,300	L.M. Ericsson Telephone Co. - ADR	51,839,657
1,938,100	Microsoft Corp.	125,298,165
4,218,500	NetApp, Inc.	161,652,920
1,534,924	NeuStar, Inc. - Class A (a)	50,959,477
554,000	NVIDIA Corp.	60,485,720
1,676,000	PayPal Holdings, Inc. (a)	66,671,280
1,068,405	QUALCOMM, Inc.	57,084,879
515,000	Teradyne, Inc.	14,615,700
1,607,800	Texas Instruments, Inc.	121,453,212
384,400	Visa, Inc. - Class A	31,793,724
2,333,000	Yahoo!, Inc. (a)	102,815,310
		1,864,089,787

	Materials - 1.1%
2,320	AdvanSix, Inc. (a)	59,601
50,000	Celanese Corp. - Series A	4,220,000
460,800	Dow Chemical Co. (The)	27,477,504
157,800	E.I. du Pont de Nemours & Co.	11,913,900
65,000	Greif, Inc. - Class A	3,742,700
25,000	LyondellBasell Industries N.V. - Class A	2,331,750
135,900	Monsanto Co.	14,719,329
178,665	Schweitzer-Mauduit International, Inc.	7,920,219
		72,385,003

	Telecommunication Services - 0.1%
90,000	AT&T, Inc.	3,794,400

	Utilities - 0.2%
372,379	Public Service Enterprise Group, Inc.	16,477,771

	TOTAL COMMON STOCKS
	(Cost $4,335,266,855)	$5,953,667,128

Shares		Value
	SHORT-TERM INVESTMENTS - 7.2%
464,042,584	Dreyfus Treasury Securities Cash Management Fund - 0.36% (b)	$464,042,584
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $464,042,584)	464,042,584
	TOTAL INVESTMENTS
	(Cost $4,799,309,439) - 98.9% ^	6,417,709,712
	Other Assets in Excess of Liabilities - 1.1%	73,110,457
	TOTAL NET ASSETS - 100.0%	$6,490,820,169

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows:

Cost of investments	$4,799,309,439
Gross unrealized appreciation	1,823,347,406
Gross unrealized depreciation	(204,947,133)
Net unrealized appreciation	$1,618,400,273

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.8%
	Consumer Discretionary - 12.3%
2,145,000	Ascena Retail Group, Inc. (a)	$10,317,450
2,289,478	CarMax, Inc. (a)	152,731,077
1,985,746	Carnival Corp.	109,970,613
558,300	Gildan Activewear, Inc.	14,610,711
22,500	Hilton Grand Vacations, Inc. (a)	659,925
100,000	Hilton Worldwide Holdings, Inc.	5,758,000
1,796,498	L Brands, Inc.	108,167,145
557,099	Las Vegas Sands Corp.	29,292,265
250,000	MGM Resorts International	7,200,000
1,850,000	Norwegian Cruise Line Holdings Ltd. (a)	86,950,000
136,600	Ross Stores, Inc.	9,030,626
1,656,371	Royal Caribbean Cruises Ltd.	155,086,017
1,658,127	Shutterfly, Inc. (a)	85,111,659
50,000	Skechers U.S.A., Inc. - Class A (a)	1,256,000
3,945,000	Sony Corp. - ADR	119,415,150
43,000	Tesla Motors, Inc. (a)	10,832,990
126,000	TJX Cos., Inc.	9,439,920
		915,829,548

	Consumer Staples - 0.3%
271,300	Blue Buffalo Pet Products, Inc. (a)	6,579,025
151,000	CVS Health Corp.	11,900,310
		18,479,335

	Energy - 0.5%
15,000	EOG Resources, Inc.	1,523,700
70,000	Frank’s International N.V.	828,800
70,000	National Oilwell Varco, Inc.	2,646,700
70,000	Range Resources Corp.	2,263,800
72,900	Schlumberger Ltd.	6,102,459
1,350,000	Southwestern Energy Co. (a)	12,163,500
872,000	Transocean Ltd.	12,181,840
		37,710,799

	Financials - 8.2%
3,543,223	Charles Schwab Corp. (The)	146,122,517
106,000	CME Group, Inc.	12,834,480
896,000	Discover Financial Services	62,074,880
4,903,000	E*TRADE Financial Corp. (a)	183,617,350
1,490,000	JPMorgan Chase & Co.	126,098,700
390,350	Marsh & McLennan Cos., Inc.	26,551,607
507,000	Progressive Corp. (The)	18,982,080
640,000	Wells Fargo & Co.	36,051,200
		612,332,814

	Health Care - 30.0%
852,018	Abbott Laboratories	35,588,792
1,893,800	ABIOMED, Inc. (a)	201,443,506
2,952,200	Accuray, Inc. (a)	16,975,150
311,300	Agilent Technologies, Inc.	15,244,361
1,905,327	Alkermes PLC (a)	103,097,244
1,363,000	Amgen, Inc.	213,554,840
1,581,500	AstraZeneca PLC - ADR	43,064,245
538,900	Biogen, Inc. (a)	149,404,636
787,851	BioMarin Pharmaceutical, Inc. (a)	69,039,383
1,053,800	Boston Scientific Corp. (a)	25,354,428
3,464,100	Eli Lilly & Co.	266,839,623
2,401,543	Epizyme, Inc. (a)	25,216,202
460,400	Illumina, Inc. (a)	73,710,040
2,733,943	ImmunoGen, Inc. (a)	6,397,427
2,717,421	Insulet Corp. (a)	113,044,714
132,737	Johnson & Johnson	15,032,465
471,450	Medtronic PLC	35,839,629
726,300	Merck & Co., Inc.	45,023,337
578,000	Momenta Pharmaceuticals, Inc. (a)	10,924,200
6,166,656	Nektar Therapeutics (a)	74,678,204
567,136	Novartis AG - ADR	41,922,693
200,000	NuVasive, Inc. (a)	14,154,000
200,000	OraSure Technologies, Inc. (a)	1,764,000
411,000	PerkinElmer, Inc.	21,861,090
2,925,109	QIAGEN N.V. (a)	84,769,681
586,500	Roche Holding AG - CHF	138,097,620
5,698,862	Seattle Genetics, Inc. (a)	343,299,447
316,400	Thermo Fisher Scientific, Inc.	48,216,196
49,200	Waters Corp. (a)	6,969,180
12,500	Zimmer Biomet Holdings, Inc.	1,479,125
		2,242,005,458

	Industrials - 12.3%
1,325,000	AECOM (a)	48,932,250
737,700	Airbus Group SE - EUR	49,979,006
5,187,201	American Airlines Group, Inc.	229,533,644
430,100	Avis Budget Group, Inc. (a)	16,008,322
55,700	Caterpillar, Inc.	5,328,262
145,000	CIRCOR International, Inc.	9,030,600
274,000	Curtiss-Wright Corp.	26,868,440
1,460,000	Delta Air Lines, Inc.	68,970,400
200,000	FedEx Corp.	37,822,000
177,000	IDEX Corp.	15,958,320
1,150,794	Jacobs Engineering Group, Inc.	67,378,989
1,377,550	JetBlue Airways Corp. (a)	27,013,755
489,000	Ritchie Bros. Auctioneers, Inc.	15,863,160
2,997,700	Southwest Airlines Co.	156,809,687
119,000	Textron, Inc.	5,637,030
1,842,900	United Continental Holdings, Inc. (a)	129,869,163
86,000	United Parcel Service, Inc. - Class B	9,385,180
		920,388,208

	Information Technology - 30.5%
1,328,850	Adobe Systems, Inc. (a)	150,665,013
1,533,000	Alibaba Group Holding Ltd. - ADR (a)	155,308,230
116,067	Alphabet, Inc. - Class A (a)	95,196,993
115,530	Alphabet, Inc. - Class C (a)	92,053,149
137,000	Analog Devices, Inc.	10,266,780
151,700	Applied Materials, Inc.	5,195,725
250,000	ASML Holding N.V.	30,350,000
15,081,850	BlackBerry Ltd. (a)	106,477,861
1,515,900	Cisco Systems, Inc.	46,568,448
350,000	Corning, Inc.	9,271,500
1,320,100	Cree, Inc. (a)	36,408,358
262,818	Dell Technologies Inc - Class V (a)	16,554,906
199,300	eBay, Inc. (a)	6,343,719
225,000	Electronic Arts, Inc. (a)	18,771,750
664,000	Ellie Mae, Inc. (a)	54,939,360
5,258,700	Flex Ltd. (a)	82,403,829
624,718	FormFactor, Inc. (a)	7,777,739
3,600,700	Hewlett Packard Enterprise Co.	81,663,876
3,669,700	HP, Inc.	55,228,985
1,621,200	Intel Corp.	59,692,584
105,000	Intuit, Inc.	12,450,900
725,000	Jabil Circuit, Inc.	17,385,500
547,150	Keysight Technologies, Inc. (a)	20,282,851
742,000	KLA-Tencor Corp.	63,151,620
7,654,600	L.M. Ericsson Telephone Co. - ADR	45,085,594
6,280,000	Micron Technology, Inc. (a)	151,410,800
2,358,100	Microsoft Corp.	152,451,165
3,567,354	NetApp, Inc.	136,701,005
1,653,100	NeuStar, Inc. - Class A (a)	54,882,920
1,620,000	Nuance Communications, Inc. (a)	25,693,200
657,000	NVIDIA Corp.	71,731,260
1,034,200	QUALCOMM, Inc.	55,257,306
160,000	Rambus, Inc. (a)	2,076,800
2,580,000	Stratasys Ltd. (a)	50,877,600
1,751,395	Texas Instruments, Inc.	132,300,378
923,600	Trimble, Inc. (a)	27,357,032
810,000	Visa, Inc. - Class A	66,995,100
415,000	VMware, Inc. - Class A (a)	36,329,100
120,380	Western Digital Corp.	9,597,897
585,000	Yahoo!, Inc. (a)	25,780,950
		2,278,937,783

	Materials - 0.7%
394,500	Monsanto Co.	42,728,295
100,000	Praxair, Inc.	11,844,000
		54,572,295

	Real Estate - 0.0%
45,000	Park Hotels & Resorts, Inc.	1,221,300

	TOTAL COMMON STOCKS
	(Cost $4,603,627,884)	$7,081,477,540

	RIGHTS - 0.0%
	Health Care - 0.0%
30,000	Dyax Corp. Contingent Value Rights (a) (b) (c)	33,300

	TOTAL RIGHTS
	(Cost $21,191)	33,300

Shares		Value
	SHORT-TERM INVESTMENTS - 4.9%
369,888,147	Dreyfus Treasury Securities Cash Management Fund - 0.36% (d)	$369,888,147
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $369,888,147)	369,888,147
	TOTAL INVESTMENTS
	(Cost $4,973,537,222) - 99.7% ^	7,451,398,987
	Other Assets in Excess of Liabilities - 0.3%	22,144,963
	TOTAL NET ASSETS - 100.0%	$7,473,543,950

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Illiquid security
(c)	Fair-valued security
(d)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows:

Cost of investments	$4,973,537,222
Gross unrealized appreciation	2,724,624,302
Gross unrealized depreciation	(246,762,537)
Net unrealized appreciation	$2,477,861,765

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Consumer Discretionary - 15.6%
29,000	Aaron’s, Inc.	$897,260
2,283,600	Ascena Retail Group, Inc. (a)	10,984,116
1,525,000	Boot Barn Holdings, Inc. (a) (b)	16,546,250
1,996,700	CarMax, Inc. (a)	133,199,857
8,630,900	Chegg, Inc. (a) (b)	62,056,171
3,060,400	DHX Media Ltd. - Class A - CAD	15,863,514
85,000	DHX Media Ltd. - Class B - CAD	440,269
20,300	Francesca’s Holdings Corp. (a)	354,032
313,500	Gildan Activewear, Inc.	8,204,295
10,000	Habit Restaurants, Inc. (The) (a)	145,000
1,675,130	IMAX Corp. (a)	54,609,238
105,000	iRobot Corp. (a)	6,358,800
1,862,500	Lions Gate Entertainment Corp. - Class A	53,584,125
1,862,500	Lions Gate Entertainment Corp. - Class B (a)	49,896,375
600,000	Norwegian Cruise Line Holdings Ltd. (a)	28,200,000
7,000	Ollie’s Bargain Outlet Holdings, Inc. (a)	213,850
2,038,701	Royal Caribbean Cruises Ltd.	190,883,575
2,902,400	Shutterfly, Inc. (a) (b)	148,980,192
15,000	Skechers U.S.A., Inc. - Class A (a)	376,800
7,534,100	Sony Corp. - ADR	228,057,207
263,990	Tesla Motors, Inc. (a)	66,507,001
1,378,500	Tribune Media Co. - Class A	39,755,940
1,388,451	tronc, Inc.	18,410,860
1,611,000	Tuesday Morning Corp. (a)	6,927,300
		1,141,452,027

	Consumer Staples - 0.0%
11,000	Post Holdings, Inc. (a)	920,480

	Energy - 0.5%
545,400	Cabot Oil & Gas Corp.	11,715,192
40,000	EOG Resources, Inc.	4,063,200
85,800	National Oilwell Varco, Inc.	3,244,098
7,000	Range Resources Corp.	226,380
2,700,000	Rex Energy Corp. (a)	1,779,030
3,866	Schlumberger Ltd	323,623
1,100,382	Transocean Ltd.	15,372,336
		36,723,859

	Financials - 4.0%
244,400	CME Group, Inc.	29,591,952
326,700	Discover Financial Services	22,633,776
1,901,000	E*TRADE Financial Corp. (a)	71,192,450
862,120	MarketAxess Holdings, Inc.	161,431,970
130,000	Progressive Corp. (The)	4,867,200
		289,717,348

	Health Care - 28.2%
2,115,300	Abaxis, Inc. (b)	107,785,111
1,503,300	Abbott Laboratories	62,792,841
2,089,273	ABIOMED, Inc. (a)	222,235,969
1,650,600	Accuray, Inc. (a)	9,490,950
387,300	Adverum Biotechnologies, Inc. (a)	1,123,170
3,043,322	Alkermes PLC (a)	164,674,153
3,935,000	Arbutus Biopharma Corp. (a) (b)	10,427,750
344,800	Axovant Sciences Ltd. (a)	4,223,800
284,500	Biogen, Inc. (a)	78,874,780
978,384	BioMarin Pharmaceutical, Inc. (a)	85,735,790
158,000	Boston Scientific Corp. (a)	3,801,480
7,800,000	Cerus Corp. (a) (b)	33,228,000
372,000	Charles River Laboratories International, Inc. (a)	30,057,600
530,650	Dextera Surgical, Inc. (a) (b)	827,814
1,833,800	Eli Lilly & Co.	141,257,614
3,560,784	Epizyme, Inc. (a) (b)	37,388,232
3,775,000	Exact Sciences Corp. (a)	71,536,250
741,900	Flex Pharma, Inc. (a)	3,234,684
2,892,532	Fluidigm Corp. (a) (b)	18,309,728
113,000	Illumina, Inc. (a)	18,091,300
591,500	ImmunoGen, Inc. (a)	1,384,110
2,069,956	Insulet Corp. (a)	86,110,170
1,792,583	Momenta Pharmaceuticals, Inc. (a)	33,879,819
12,715,830	Nektar Therapeutics (a) (b)	153,988,701
5,643,449	Novadaq Technologies, Inc. (a) (b)	38,149,715
490,000	NuVasive, Inc. (a)	34,677,300
1,784,800	OncoMed Pharmaceuticals, Inc. (a)	14,742,448
938,000	OraSure Technologies, Inc. (a)	8,273,160
11,600	Penumbra, Inc. (a)	829,980
2,297,100	Pfenex, Inc. (a) (b)	18,330,858
4,782,183	QIAGEN N.V. (a)	138,587,688
422,450	Roche Holding AG - CHF	99,470,315
3,774,900	Seattle Genetics, Inc. (a)	227,399,976
4,428,304	Xencor, Inc. (a) (b)	105,526,484
		2,066,447,740

	Industrials - 15.2%
540,000	AECOM (a)	19,942,200
746,100	Alaska Air Group, Inc.	69,999,102
3,500	Allegiant Travel Co.	602,000
5,329,300	American Airlines Group, Inc.	235,821,525
191,000	CIRCOR International, Inc.	11,895,480
21,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	284,970
156,900	Curtiss-Wright Corp.	15,385,614
3,667,300	Delta Air Lines, Inc.	173,243,252
47,700	Esterline Technologies Corp. (a)	4,085,505
3,900	Fedex Corp.	737,529
641,300	Hawaiian Holdings, Inc. (a)	32,674,235
121,633	Herc Holdings, Inc. (a)	6,041,511
229,900	Hertz Global Holdings, Inc. (a)	4,821,003
977,600	Jacobs Engineering Group, Inc.	57,238,480
6,592,125	JetBlue Airways Corp. (a)	129,271,571
605,000	NCI Building Systems, Inc. (a)	9,680,000
1,282,500	NN, Inc.	24,816,375
565,372	Ritchie Bros. Auctioneers, Inc.	18,340,668
909,000	Southwest Airlines Co.	47,549,790
460,700	Spirit Airlines, Inc. (a)	24,896,228
260,000	TASER International, Inc. (a)	6,494,800
900	TransDigm Group, Inc. (a)	194,760
3,160,650	United Continental Holdings, Inc. (a)	222,731,006
		1,116,747,604

	Information Technology - 30.3%
1,003,000	Adobe Systems, Inc. (a)	113,720,140
908,850	Alibaba Group Holding Ltd. - ADR (a)	92,075,594
103,370	Alphabet, Inc. - Class A (a)	84,783,040
103,653	Alphabet, Inc. - Class C (a)	82,589,674
35,000	Applied Materials, Inc.	1,198,750
144,400	ASML Holding N.V.	17,530,160
2,917,000	Axcelis Technologies, Inc. (a) (b)	44,338,400
725,000	Barracuda Networks, Inc. (a)	17,030,250
23,123,918	BlackBerry Ltd. (a)	163,254,861
334,747	Brocade Communications Systems, Inc.	4,174,295
4,733,160	comScore, Inc. (a) (b)	158,797,518
163,000	Cray, Inc. (a)	2,795,450
1,675,300	Cree, Inc. (a)	46,204,774
255,730	Dell Technologies Inc - Class V (a)	16,108,433
362,500	Digimarc Corp. (a)	9,570,000
216,900	eBay, Inc. (a)	6,903,927
130,000	Electronic Arts, Inc. (a)	10,845,900
2,488,900	Ellie Mae, Inc. (a) (b)	205,931,586
1,530,322	FARO Technologies, Inc. (a) (b)	56,774,946
8,636,900	Flex Ltd. (a)	135,340,223
1,173,600	FormFactor, Inc. (a)	14,611,320
3,096,115	Guidance Software, Inc. (a) (b)	22,477,795
438,000	Hewlett Packard Enterprise Co.	9,933,840
525,000	HP, Inc.	7,901,250
513,600	HubSpot, Inc. (a)	26,347,680
224,500	Intuit, Inc.	26,621,210
765,000	Jabil Circuit, Inc.	18,344,700
270,000	Keysight Technologies, Inc. (a)	10,008,900
888,800	KLA-Tencor Corp.	75,645,768
594	Knowles Corp. (a)	10,704
240,000	MaxLinear, Inc. - Class A (a)	6,139,200
6,791,500	Micron Technology, Inc. (a)	163,743,065
528,377	MINDBODY, Inc. - Class A (a)	12,865,980
2,157,467	NetApp, Inc.	82,674,135
1,414,086	NeuStar, Inc. - Class A (a)	46,947,655
485,000	Nimble Storage, Inc. (a)	4,156,450
2,972,406	Nuance Communications, Inc. (a)	47,142,359
1,115,755	NVIDIA Corp.	121,818,131
316,300	OSI Systems, Inc. (a)	23,618,121
676,300	QUALCOMM, Inc.	36,134,709
197,200	Rambus, Inc. (a)	2,559,656
2,043,600	Rubicon Project, Inc. (The) (a)	17,309,292
8,571,150	ServiceSource International, Inc. (a) (b)	45,427,095
4,500	Splunk, Inc. (a)	260,370
2,080,000	Stratasys Ltd. (a)	41,017,600
720,000	Trimble, Inc. (a)	21,326,400
450,000	Universal Display Corp.	29,700,000
335,000	VMware, Inc. - Class A (a)	29,325,900
75,906	Western Digital Corp.	6,051,985
142,580	Yahoo!, Inc. (a)	6,283,500
		2,226,372,691

	Materials - 0.6%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	5,115,000
284,300	Monsanto Co.	30,792,533
8,355,000	TerraVia Holdings, Inc. (a) (b)	8,105,185
		44,012,718

	Telecom Services - 2.9%
23,105,000	Sprint Corp. (a)	213,259,150

	TOTAL COMMON STOCKS
	(Cost $4,797,207,131)	$7,135,653,617

	RIGHTS - 0.1%
	Health Care - 0.1%
7,639,720	Dyax Corp. Contingent Value Rights (a) (c) (d)	8,480,090
	TOTAL RIGHTS
	(Cost $675,162)	8,480,090

Shares		Value
	SHORT-TERM INVESTMENTS - 2.6%
193,220,260	Dreyfus Treasury Securities Cash Management Fund - 0.36% (e)	$193,220,260
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $193,220,260)	193,220,260
	TOTAL INVESTMENTS
	(Cost $4,991,102,553) - 100.0% ^	7,337,353,967
	Liabilities in Excess of Other Assets - 0.0%	(3,264,705)
	TOTAL NET ASSETS - 100.0%	$7,334,089,262

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows:

Cost of investments	$4,991,102,553
Gross unrealized appreciation	2,879,748,671
Gross unrealized depreciation	(533,497,257)
Net unrealized appreciation	$2,346,251,414

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.  In May, 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07 (“ASU 2015-07”), “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).” ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using net asset value per share as a practical expedient. For public business entities, ASU 2015-07 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Funds are considering the impact of this guidance.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds' own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2017.  There were no transfers into or out of Level 1, Level 2 or Level 3 during the reporting period.  These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stock(1)	$5,953,667,128	$-	$-	$5,953,667,128
	Short-Term Investments	464,042,584	-		464,042,584
	Total Investments
	in Securities	$6,417,709,712	$-	$-	$6,417,709,712

Growth Fund	Common Stock(1)	$7,081,477,540	$-	$-	$7,081,477,540
	Rights (Health Care)	-	-	33,300	33,300
	Short-Term Investments	369,888,147	-	-	369,888,147
	Total Investments
	in Securities	$7,451,365,687	-	33,300	$7,451,398,987

Aggressive	Common Stock(1)	$7,135,652,617	$-	$-	$7,135,653,617
Growth Fund	Rights (Health Care)	-	-	8,480,090	8.480,090
	Short-Term Investments	193,220,260	-	-	193,220,260
	Total Investments
	in Securities	$7,328,872,877	$-	$8,480,090	$7,337,353,967

(1) Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dyax Corp. Contingent Value Rights

Aggressive
	Growth Fund	Growth Fund

Balance at October 31, 2016	$ 33,300	$ 8,480,090
Purchase (Received)	-	-
Sales	-	-
Realized Gain (Loss)	-	-
Change in unrealized appreciation	-	-
Transfer into Level 3	-	-
Balance at January 31, 2017	$ 33,300	$ 8,480,090

The Growth and Aggressive Growth Funds received Dyax Corp. Contingent Value Rights (“Dyax CVR”) when Dyax Corp. was acquired by Shire PLC. In valuing Dyax CVR, the Funds considered the final trading price of Dyax Corp. prior to the acquisition, the amount of cash received by Dyax Corp. shareholders and terms of the Dyax CVR. Dyax CVR are non-tradable.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the
Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2016	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2017
ImmunoGen, Inc. (1)	$8,206,380	$-	$3,717,555	$-	$(10,431,189)	N/A
Total	$8,206,380	$-	$3,717,555	$-	$(10,431,189)	$-

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions

Common Stock	Market Value at October 31, 2016	Purchases at Cost	Proceeds from Securities Sold	Divided Incomed	Realized Gain (Loss)	Market Value at January 31, 2017
Abaxis, Inc.	$102,497,780	$-	$1,620,053	$300,580	$(180,842)	$107,785,111
Arbutus Biopharma Corp.	12,222,000	141,902	-	-	-	10,427,750
Axcelis Technologies, Inc.	39,687,375	427,206	289,491	-	48,756	44,338,400
Boot Barn Holdings, Inc.	22,675,059	-	2,767,251	-	(2,575,293)	16,546,250
Cerus Corp	37,596,000	-	-	-	-	33,228,000
Chegg, Inc.	57,313,025	87,037	-	-	-	62,056,171
comScore, Inc.	134,713,016	1,553,812	-	-	-	158,797,518
Dextera Surgical, Inc.	919,582	-	999	-	(48,647)	827,814
Ellie Mae, Inc.	272,423,203	-	6,978,207	-	4,474,833	205,931,586
Epizyme, Inc.	32,170,795	72,929	-	-	-	37,388,232
FARO Technologies, Inc.	51,342,303	-	-	-	-	56,774,946
Fluidigm Corp.	13,392,423	-	-	-	-	18,309,728
Guidance Software, Inc.	15,851,081	172,604	-	-	-	22,477,795
Marrone Bio Innovations, Inc.	4,650,000	-	-	-	-	5,115,000
Nektar Therapeutics	157,242,292	429,429	-	-	-	153,988,701
Novadaq Techologies, Inc.	63,175,337	321,043	600,781	-	(656,364)	38,149,715
Pfenex, Inc.	18,663,300	-	310,079	-	(211,253)	18,330,858
Rubicon Project, Inc. (The) (1)	23,766,881	-	8,027,611	-	(8,137,117)	N/A
ServiceSource International, Inc.	40,594,213	138,943	-	-	-	45,427,095
Shutterfly, Inc.	144,045,300	-	1,884,389	-	(120,621)	148,980,192
TerraVia Holdings, Inc.	18,089,861	747,230	-	-	-	8,105,185
Tuesday Morning Corp. (1)	11,171,601	-	3,220,083	-	(3,945,996)	N/A
Xencor, Inc.	84,917,294	10,117,498	-	-	-	105,526,484
Total	$1,359,119,721	$14,209,633	$25,698,944	$300,580	$(11,352,544)	$1,298,512,531

(1) No longer an affiliate as of January 31, 2017.

Item 2. Controls and Procedures.
(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By    /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date    03/27/2017

By    /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date   03/27/2017

By    /s/ Alfred W. Mordecai
              Alfred W. Mordecai, Co-Chief Executive Officer

Date    03/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joel P. Fried
  Joel P. Fried, Co-Chief Executive Officer

Date    03/27/2017

By    /s/ Theo A. Kolokotrones
   Theo A. Kolokotrones, Co-Chief Executive Officer

Date    03/27/2017

By    /s/ Alfred W. Mordecai
              Alfred W. Mordecai, Co-Chief Executive Officer

Date     03/27/2017

By    /s/ Michael J. Ricks
               Michael J. Ricks, Chief Financial Officer

Date    03/27/2017